Events after the reporting date	12 Months Ended
Dec. 31, 2019
Events after the reporting date
Events after the reporting date

35.Events after the reporting date

Dividends distribution

On March 13, 2020 the Board of Directors of the Company approved a dividend of U.S.$ 13,660,424 (equivalent of 1,011).

Rocketbank

In March 2020, the Board of Directors has decided to wind down the Rocketbank project and the Group is currently investigating the most efficient way to reuse or dispose of the Rocketbank assets.